Noncontrolling Interests (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests	(10,813)	7,414
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests	39	1,316
Class B Units | Noncontrolling Interest, Class B Partnership Units of SponsorCo
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests	9,556	(4,580)
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests	(20,408)	10,678